STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 14 - STOCK OPTIONS AND WARRANTS

Options

On May 15, 2018, the Board of Directors approved and adopted the BioCorRx Inc. 2018 Equity Incentive Plan (the “Plan”). The Plan provides for the issuance of up to 450,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), through the grant of non-qualified options (the “Non-qualified Options”), incentive options (the “Incentive Options” and together with the Non-qualified Options, the “Options”), restricted stock (the “Restricted Stock”) and unrestricted stock to directors, officers, consultants, advisors and employees.

The Plan shall be administered by the Board or, in the Board’s sole discretion, by the committee administering the Plan (the “Committee”). Subject to the terms of the Plan, the Committee’s charter and applicable laws, and in addition to other express powers and authorization conferred by the Plan.

Options are subject to the following conditions:

(i) The Board or the Committee determines the strike price of Incentive Options at the time the Incentive Options are granted. The assigned strike price must be no less than 100% of the Fair Market Value (as defined in the Plan) of the Common Stock. In the event that the recipient is a Ten Percent Owner (as defined in the Plan), the strike price must be no less than 110% of the Fair Market Value of the Company.

(ii) The strike price of each Option will be at least 100% of the Fair Market Value of such share of the Company’s Common Stock on the date the Non-qualified Option is granted.

(iii) The Committee fixes the term of Options, provided that Options may not be exercisable more than ten years from the date the Option is granted, and provided further that Incentive Options granted to a Ten Percent Owner may not be exercisable more than five years from the date the Incentive Option is granted.

(iv) The Committee may designate the vesting period of Options.

(v) A Non-qualified Stock Option may, in the sole discretion of the Board, be transferable to a Permitted Transferee, upon written approval by the Board to the extent provided in the Award Agreement (as defined in the Plan). If the Non-qualified Stock Option does not provide for transferability, then the Non-qualified Stock Option shall not be transferable except by will or by the laws of descent and distribution and shall be exercisable during the lifetime of the Optionholder only by the Optionholder.

(vi) Incentive Options may not be issued in an amount or manner where the amount of Incentive Options exercisable in one year entitles the holder to Common Stock of the Company with an aggregate Fair Market value of greater than $100,000.

Awards of Restricted Stock are subject to the following conditions:

(i) The Committee grants Restricted Stock and determines the restrictions on each Restricted Stock Award (as defined in the Plan). Upon the grant of a Restricted Stock Award and the payment of any applicable purchase price, grantee is considered the record owner of the Restricted Stock and entitled to vote the Restricted Stock if such Restricted Stock is entitled to voting rights.

(ii) The Restricted Period shall commence on the Grant Date (as defined in the Plan) and end at the time or times set forth on a schedule established by the Board in the applicable Award Agreement; provided, however, that notwithstanding any such vesting dates, the Board may in its sole discretion accelerate the vesting of any Restricted Award at any time and for any reason.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using the Company’s historical stock prices. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

On June 13, 2018, the Company awarded options to purchase an aggregate of 315,000 shares of common stock to key officers and directors of the Company. These options vest monthly over 12 months and have a term of 10 years. The options have an exercise price of $14.00 per share. The options had an aggregate grant date fair value of $3,803,258.

The following assumptions were used in determining the change in fair value of extended options during the nine months ended September 30, 2018:

Risk-free interest rate	2.85%
Dividend yield	0%
Stock price volatility	135.18%
Expected life	5.50 years

The following table summarizes the stock option activity for the nine months ended September 30, 2018:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	478,850	$4.00	7.5	$5,927,877
Grants	315,000	14.00	10.0	-
Exercised	-
Expired	-		-	-
Outstanding at September 30, 2018	793,850	$8.10	7.9	$2,832,140
Exercisable at September 30, 2018	557,600	$6.00	7.2	$2,832,140

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $10.00 as of September 30, 2018, which would have been received by the option holders had those option holders exercised their options as of that date.

The following table presents information related to stock options at September 30, 2018:

Options Outstanding			Options
		Weighted Average	Exercisable Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.00-2.50	330,350	8.0	330,350
2.51-5.00	35,000	2.1	35,000
5.10-14.00	428,500	8.9	192,250
	793,850	8.2	557,600

The stock-based compensation expense related to option grants was $950,814 and $1,398,614 during the three and nine months ended September 30, 2018 and $83,853 and $240,924 for the three and nine months ended September 30, 2017, respectively.

As of September 30, 2018, stock-based compensation related to options of $2,535,505 remains unamortized and is expected to be amortized over the weighted average remaining period of 8 months.

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s common stock:

Warrants Outstanding				Warrants Exercisable
Exercise Prices		Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
	$25.00	12,750	0.77	$25.00	12,750	0.77
	100.00	57,500	2.61	100.00	57,500	2.61
$		70,250	2.27	$86.00	70,250	2.27

During the nine months ended September 30, 2018, the Company issued an aggregate of 57,500 warrants to purchase the Company’s common stock at an exercise price of $100.00, expiring 3 years from the date of issuance in connection with the sale of common stock.

The following table summarizes the warrant activity for the nine months ended September 30, 2018:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2018	24,300	$91.00
Issued	57,500	100.00
Exercised	-
Expired	(11,550)	100.00
Outstanding at September 30, 2018	70,250	$86.00

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using the Company’s historical stock prices. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification.

The risk-free interest rate is based on the yield of Daily U.S. Treasury Yield Curve Rates with terms equal to the expected term of the options as of the grant date.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the year ended December 31, 2017 and 2016:

	2017	2016
Risk-free interest rate	1.86%	1.13%
Dividend yield	0%	0%
Stock price volatility	171.77%	163.82%
Expected life	5.00 years	5.75 years
Weighted average grant date fair value	$15.19	$1.90

On June 17, 2016, the Company awarded options to purchase an aggregate of 330,000 shares of common stock to key officers of the Company. These options vest monthly over 24 months and have a term of 10 years. The options have an exercise price of $2.01 per share. The options had an aggregate grant date fair value of $628,283.

On June 17, 2016, the Company extended the term of previously granted options in aggregate of 135,000 initially expiring from November 2019 to July 2020 by five years to November 2024 to July 2025. The change in fair value of $53,858 was determined using the Black Scholes option model and charged to current to operations during the year ended December 31, 2016.

On May 25, 2017, the Company awarded options to purchase 350 shares of common stock to key consultant of the Company. These options vest immediately and have a term of 5 years. The options have an exercise price of $1.60 per share. The options had an aggregate grant date fair value of $5,318.

The following table summarizes the stock option activity for the two years ended December 31, 2017:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2016	148,500	$9.00	4.4	$ -
Grants	330,000	2.00	10.0	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	478,500	$4.00	8.9	$326,700
Grants	350	1.60	5.0	-
Exercised	-
Expired	-		-	-
Outstanding at December 31, 2017	478,850	$4.00	7.5	$5,927,877
Exercisable at December 31, 2017	396,350	$5.00	7.3	$4,725,027

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $16.59 as of December 31, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

The following table presents information related to stock options at December 31, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.00-2.50	330,350	9.46	247,850
2.51-5.00	35,000	8.56	35,000
5.01 and up	113,500	7.34	113,500
	478,850	8.89	396,350

The stock-based compensation expense related to option grants was $319,460 and $183,249 during the year end December 31, 2017 and 2016, respectively.

As of December 31, 2017, stock-based compensation related to options of $130,892 remains unamortized and is expected to be amortized over the weighted average remaining period of 5 months.

Warrants:

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s common stock:

Warrants Outstanding			Warrants Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)

$25.00	12,750	1.52	$25.00	12,750	1.52
100.00	11,550	0.25	100.00	11,550	0.25
$61.00	24,300	0.91	$61.00	24,300	0.91

The following table summarizes the warrant activity for the two years ended December 31, 2017:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2016	26,300	$58.00
Issued	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	26,300	$58.00
Issued	-	-
Exercised	-	-
Expired	(2,000)	25.00
Outstanding at December 31, 2017	24,300	$61.00